Offerings	Jun. 03, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, no par value, including related common share purchase rights
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares, no par value
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 7
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 500,000,000.00
Amount of Registration Fee	$ 69,050.00
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also includes common shares issuable upon share splits, share dividends or similar transactions. These offered securities may be sold separately, together or as units with other offered securities. An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices. Pursuant to Rule 457(o) under the Securities Act, which permits the registration fee to be calculated on the basis of the maximum offering price of all the securities listed, the table does not specify by each class information as to the amount to be registered, proposed maximum offering price per unit or proposed maximum aggregate offering price. The aggregate public offering price of securities sold by the Registrant (including newly listed securities and carry-forward securities) will not exceed $500,000,000. Pursuant to the Company's Shareholder Rights Plan, adopted on November 5, 2025 (the "Shareholder Rights Plan"), one right will be issued in respect of each outstanding common share on the record date, being November 17, 2025, and thereafter, one right will automatically attach to each new common share issued by the Registrant. Each right will become exercisable if a person acquires beneficial ownership of 15% or more of the outstanding common shares without complying with the permitted bid provisions of the Shareholder Rights Plan. In such circumstances, each right will entitle the holder (other than the acquiring person) to purchase additional common shares at a discount to the then prevailing market price. The Shareholder Rights Plan includes a mechanism that applies a higher 20% threshold to any entity that, together with its affiliates and joint actors, is not party to any standstill or similar arrangement with the Registrant.